LVIP BlackRock Real Estate Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.64%
Australia–5.87%
DigiCo Infrastructure REIT	600,105	$738,239
Goodman Group	316,179	5,676,522
GPT Group	828,305	2,619,953
Lendlease Corp. Ltd.	212,515	489,283
†NEXTDC Ltd.	240,861	1,925,679
Scentre Group	438,794	1,012,442
Stockland	623,034	1,870,241
		14,332,359
Belgium–1.24%
Aedifica SA	33,564	2,717,594
VGP NV	3,160	303,058
		3,020,652
Canada–1.52%
Canadian Apartment Properties REIT	34,655	884,623
Choice Properties Real Estate Investment Trust	147,326	1,626,718
Primaris Real Estate Investment Trust	96,598	1,197,840
		3,709,181
France–2.55%
†Carmila SA	47,963	932,030
Klepierre SA	60,185	2,259,476
†Unibail-Rodamco-Westfield	27,526	3,036,820
		6,228,326
Germany–1.95%
LEG Immobilien SE	17,514	1,144,045
Sirius Real Estate Ltd.	1,074,015	1,316,371
TAG Immobilien AG	55,642	873,508
Vonovia SE	57,044	1,426,809
		4,760,733
Hong Kong–3.66%
CK Asset Holdings Ltd.	256,000	1,464,778
Hongkong Land Holdings Ltd.	254,000	1,979,418
Sun Hung Kai Properties Ltd.	227,000	3,779,740
Wharf Real Estate Investment Co. Ltd.	584,046	1,699,654
		8,923,590
Japan–9.36%
GLP J-Reit	1,745	1,423,884
Invincible Investment Corp.	3,242	1,219,801
KDX Realty Investment Corp.	1,921	1,955,076
Mitsubishi Estate Co. Ltd.	99,400	2,758,991
Mitsui Fudosan Co. Ltd.	673,300	7,177,672
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Fudosan Logistics Park, Inc.	2,165	$1,545,042
Orix JREIT, Inc.	3,636	2,216,167
Tokyu Fudosan Holdings Corp.	237,600	2,027,928
United Urban Investment Corp.	2,341	2,522,367
		22,846,928
Singapore–3.44%
CapitaLand Ascendas REIT	737,300	1,422,955
CapitaLand Integrated Commercial Trust	1,589,900	2,851,099
CapitaLand Investment Ltd.	645,700	1,374,435
Frasers Logistics & Commercial Trust	1,224,400	858,058
Keppel DC REIT	1,104,948	1,880,862
		8,387,409
Spain–1.39%
Merlin Properties Socimi SA	208,873	3,403,030
		3,403,030
Sweden–1.62%
Castellum AB	101,311	1,171,853
†Fastighets AB Balder Class B	210,348	1,231,927
Pandox AB	81,992	1,553,809
		3,957,589
Switzerland–0.70%
Swiss Prime Site AG	10,139	1,716,716
		1,716,716
United Kingdom–2.65%
Grainger PLC	294,322	631,095
Great Portland Estates PLC	320,679	1,205,020
Tritax Big Box REIT PLC	1,974,071	3,717,932
UNITE Group PLC	149,092	903,321
		6,457,368
United States–62.69%
Agree Realty Corp.	78,511	5,918,159
Alexandria Real Estate Equities, Inc.	68,898	3,198,245
American Healthcare REIT, Inc.	114,244	5,387,747
American Homes 4 Rent Class A	115,968	3,237,827
†Applied Digital Corp.	8,768	208,152
Broadstone Net Lease, Inc.	253,898	4,638,716
BXP, Inc.	36,812	1,910,543
LVIP BlackRock Real Estate Fund–1

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
CareTrust REIT, Inc.	95,322	$3,493,551
†CBRE Group, Inc. Class A	4,735	641,403
†Cipher Digital, Inc.	15,192	195,521
†Cleanspark, Inc.	16,784	142,832
COPT Defense Properties	121,391	3,714,565
†Core Scientific, Inc.	14,135	211,460
Cousins Properties, Inc.	47,224	1,065,846
Digital Realty Trust, Inc.	5,473	986,289
EastGroup Properties, Inc.	23,696	4,385,893
Equinix, Inc.	16,747	16,416,079
Equity Residential	107,352	6,349,871
Essex Property Trust, Inc.	15,759	3,813,678
Extra Space Storage, Inc.	15,757	2,066,215
Federal Realty Investment Trust	23,661	2,513,035
Host Hotels & Resorts, Inc.	211,306	4,048,623
†Hudson Pacific Properties, Inc.	79,258	468,415
†Hut 8 Corp.	4,339	203,542
InvenTrust Properties Corp.	69,820	2,126,717
Iron Mountain, Inc.	62,348	6,368,225
†Janus Living, Inc. Class A	102,444	2,414,605
Prologis, Inc.	129,759	17,151,545
Public Storage	28,178	7,632,857
Regency Centers Corp.	52,547	3,975,706
Simon Property Group, Inc.	36,615	6,829,796
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Sun Communities, Inc.	35,425	$4,462,133
†Terawulf, Inc.	14,421	208,095
UDR, Inc.	100,985	3,411,273
VICI Properties, Inc.	40,094	1,095,368
Welltower, Inc.	86,635	17,128,606
WP Carey, Inc.	73,346	4,984,594
		153,005,727
Total Common Stock (Cost $202,962,973)		240,749,608
RIGHTS–0.00%
Singapore–0.00%
†=CapitaLand Ascendas REIT expiration date 4/15/26	20,644	1,927
Total Rights (Cost $0)		1,927

MONEY MARKET FUND–1.49%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	3,636,292	3,636,292
Total Money Market Fund (Cost $3,636,292)		3,636,292

TOTAL INVESTMENTS–100.13% (Cost $206,599,265)	244,387,827
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(310,321)
NET ASSETS APPLICABLE TO 30,997,328 SHARES OUTSTANDING–100.00%	$244,077,506

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	292,000	USD	(205,430)	4/16/26	$—	$(4,005)
BOA	AUD	(111,000)	USD	78,876	4/16/26	2,307	—
BOA	CAD	2,024,000	USD	(1,466,615)	4/16/26	—	(10,622)
BOA	EUR	(641,000)	USD	744,476	4/16/26	2,987	—
BOA	EUR	(522,000)	USD	603,202	4/16/26	—	(631)
BOA	EUR	92,000	USD	(106,859)	4/16/26	—	(437)
BOA	GBP	267,000	USD	(357,484)	4/16/26	—	(4,093)
BOA	GBP	(149,000)	USD	199,322	4/16/26	2,111	—
BOA	JPY	(10,909,000)	USD	70,178	4/16/26	1,335	—
BOA	JPY	21,796,000	USD	(136,757)	4/16/26	790	—
BOA	SEK	(903,000)	USD	97,650	4/16/26	2,179	—
BOA	SEK	1,529,000	USD	(163,553)	4/16/26	—	(1,897)
LVIP BlackRock Real Estate Fund–2

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRC	AUD	177,000	USD	(123,036)	4/16/26	$—	$(940)
BRC	CAD	21,000	USD	(15,163)	4/16/26	—	(57)
BRC	CHF	(63,000)	USD	82,162	4/16/26	3,227	—
BRC	EUR	(101,000)	USD	117,058	4/16/26	225	—
BRC	GBP	(97,000)	USD	131,794	4/16/26	3,408	—
BRC	GBP	140,000	USD	(187,542)	4/16/26	—	(2,243)
BRC	JPY	(47,408,000)	USD	312,220	4/16/26	13,046	—
BRC	JPY	5,886,000	USD	(38,570)	4/16/26	—	(1,425)
BRC	SEK	298,000	USD	(32,598)	4/16/26	—	(1,092)
BRC	SEK	(1,796,000)	USD	195,518	4/16/26	5,633	—
BRC	SGD	87,000	USD	(69,200)	4/16/26	—	(1,451)
CBK	AUD	258,000	USD	(182,652)	4/16/26	—	(4,681)
CBK	CAD	19,000	USD	(13,952)	4/16/26	—	(284)
CBK	EUR	571,000	USD	(671,028)	4/16/26	—	(10,513)
CBK	GBP	(25,000)	USD	34,245	4/16/26	1,156	—
CBK	GBP	245,000	USD	(334,340)	4/16/26	—	(10,066)
CBK	SGD	(349,000)	USD	274,200	4/16/26	2,426	—
DB	AUD	336,000	USD	(238,579)	4/16/26	—	(6,803)
DB	AUD	(14,000)	USD	9,641	4/16/26	—	(16)
DB	EUR	(1,712,000)	USD	2,009,938	4/16/26	29,551	—
DB	EUR	(634,000)	USD	730,069	4/16/26	—	(3,322)
DB	GBP	(98,000)	USD	131,734	4/16/26	2,024	—
DB	JPY	(174,049,000)	USD	1,126,206	4/16/26	27,848	—
DB	JPY	15,391,000	USD	(96,414)	4/16/26	713	—
DB	SEK	2,691,000	USD	(288,476)	4/16/26	—	(3,966)
GSI	AUD	(527,000)	USD	375,595	4/16/26	12,066	—
GSI	HKD	(4,402,000)	USD	564,286	4/16/26	2,361	—
GSI	NZD	891,000	USD	(515,446)	4/16/26	—	(3,152)
HSBC	AUD	82,000	USD	(57,152)	4/16/26	—	(588)
HSBC	AUD	(880,000)	USD	622,197	4/16/26	15,165	—
HSBC	CHF	1,952,000	USD	(2,476,394)	4/16/26	—	(30,651)
HSBC	EUR	(469,000)	USD	553,732	4/16/26	11,208	—
HSBC	GBP	(589,000)	USD	793,624	4/16/26	14,043	—
HSBC	GBP	688,000	USD	(932,887)	4/16/26	—	(22,274)
HSBC	HKD	(2,100,000)	USD	269,337	4/16/26	1,267	—
HSBC	HKD	1,440,000	USD	(184,540)	4/16/26	—	(722)
HSBC	ILS	3,293,000	USD	(1,048,362)	4/16/26	—	(229)
HSBC	JPY	193,235,000	USD	(1,267,894)	4/16/26	—	(48,460)
HSBC	JPY	84,540,000	USD	(532,790)	4/16/26	712	—
HSBC	SEK	(2,736,000)	USD	298,834	4/16/26	9,566	—
HSBC	SEK	1,643,000	USD	(176,572)	4/16/26	—	(2,863)
HSBC	SGD	1,272,000	USD	(997,072)	4/16/26	—	(6,538)
HSBC	SGD	(715,000)	USD	559,314	4/16/26	2,529	—
JPM	AUD	366,000	USD	(255,093)	4/16/26	—	(2,621)
JPM	AUD	(470,000)	USD	332,268	4/16/26	8,057	—
JPM	EUR	699,000	USD	(827,113)	4/16/26	—	(18,532)
JPM	EUR	(585,000)	USD	691,124	4/16/26	14,414	—
JPM	GBP	(529,000)	USD	722,033	4/16/26	21,867	—
JPM	GBP	470,000	USD	(645,506)	4/16/26	—	(23,429)
JPM	HKD	(730,000)	USD	93,818	4/16/26	632	—
JPM	HKD	2,022,000	USD	(259,192)	4/16/26	—	(1,079)
JPM	ILS	1,140,000	USD	(372,376)	4/16/26	—	(9,524)
JPM	JPY	88,636,000	USD	(570,031)	4/16/26	—	(10,682)
JPM	JPY	(87,423,000)	USD	575,464	4/16/26	23,770	—
JPM	NOK	1,729,000	USD	(171,974)	4/16/26	6,578	—
JPM	SEK	(659,000)	USD	72,272	4/16/26	2,598	—
SCB	EUR	(348,000)	USD	413,375	4/16/26	10,819	—
SCB	EUR	204,000	USD	(242,061)	4/16/26	—	(6,081)
SCB	GBP	(127,000)	USD	171,707	4/16/26	3,613	—
SCB	HKD	221,000	USD	(28,402)	4/16/26	—	(191)
SCB	JPY	(6,871,000)	USD	43,248	4/16/26	—	(113)
LVIP BlackRock Real Estate Fund–3

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SCB	JPY	(33,260,000)	USD	210,187	4/16/26	$295	$—
SSB	AUD	(527,000)	USD	353,907	4/16/26	—	(9,622)
SSB	AUD	(8,000)	USD	5,604	4/16/26	86	—
SSB	EUR	(28,000)	USD	32,502	4/16/26	112	—
SSB	GBP	41,000	USD	(55,666)	4/16/26	—	(1,400)
SSB	GBP	(334,000)	USD	448,844	4/16/26	6,773	—
SSB	HKD	1,811,000	USD	(232,478)	4/16/26	—	(1,300)
SSB	JPY	(11,153,257)	USD	71,199	4/16/26	814	—
SSB	KRW	393,571,000	USD	(268,827)	4/16/26	—	(7,080)
SSB	SGD	771,000	USD	(610,351)	4/16/26	—	(9,957)
UBS	CAD	163,000	USD	(120,106)	4/16/26	—	(2,850)
UBS	EUR	713,000	USD	(819,607)	4/16/26	5,169	—
UBS	GBP	(2,000)	USD	2,735	4/16/26	88	—
UBS	GBP	15,000	USD	(20,275)	4/16/26	—	(422)
UBS	GBP	36,000	USD	(47,631)	4/16/26	18	—
UBS	HKD	(1,032,000)	USD	132,647	4/16/26	910	—
UBS	HKD	9,093,000	USD	(1,162,576)	4/16/26	—	(1,833)
UBS	JPY	2,877,000	USD	(18,313)	4/16/26	—	(157)
UBS	JPY	25,954,000	USD	(163,655)	4/16/26	131	—
Total Foreign Currency Exchange Contracts						$276,627	$(290,894)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BOA–Bank of America
BRC–Barclays Bank
CAD–Canadian Dollar
CBK–Citibank NA
CHF–Swiss Franc
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
LVIP BlackRock Real Estate Fund–4